Net finance costs	12 Months Ended
Jun. 30, 2019
Net finance costs
Net finance costs

7Net finance costs

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Finance income
Dividends received from investments		42	520	59
Notional interest received		—	5	1
Interest received on		745	1 191	1 508
other long-term investments		27	32	36
loans and receivables		334	359	349
cash and cash equivalents		384	800	1 123

Per income statement		787	1 716	1 568

Less: notional interest		—	(5)	(1)
Less: interest received on tax		(105)	(146)	(103)

Per the statement of cash flows		682	1 565	1 464

Finance costs
Debt		6 088	4 166	3 463
debt		6 044	3 880	3 162
interest rate swap — net settlements		44	286	301
Preference share dividends		116	963	989
Finance leases (refer note 16)		871	483	86
Other(1)		(462)	291	378

		6 613	5 903	4 916
Amortisation of loan costs	16	725	462	279
Notional interest	31	857	962	834
Total finance costs		8 195	7 327	6 029
Amounts capitalised to assets under construction(2)	18	(6 942)	(3 568)	(2 764)

Per income statement		1 253	3 759	3 265

Total finance costs before amortisation of loan costs and notional interest		6 613	5 903	4 916
Add: modification gain		109	—	—
Less: interest accrued on long-term debt	16	(1 025)	(878)	(956)
Less: interest reversed/(accrued) on tax payable(1)		525	(228)	(348)

Per the statement of cash flows		6 222	4 797	3 612

(1)	Interest (reversed)/accrued on tax payable relates mainly to our tax litigation claim. Refer to note 12.
(2)

Finance costs capitalised increased due to higher assets under construction and the adoption of the amendment of IAS23 ‘Borrowing Costs’ on 1 July 2018, which resulted in higher capitalisation of costs.